PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Disclosure Of Property Plant And Equipment Text Block Abstract
PROPERTY, PLANT AND EQUIPMENT

NOTE 16 - PROPERTY, PLANT AND EQUIPMENT

The composition by category of Property, plant and equipment is as follows:

	Gross Book Value		Accumulated depreciation		Net Book Value
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
a) Property, plant and equipment
Construction in progress (1)	388,810	473,797	-	-	388,810	473,797
Land	44,349	43,276	-	-	44,349	43,276
Buildings	124,507	121,972	(55,511)	(61,521)	68,996	60,451
Plant and equipment	11,135,425	11,024,722	(4,836,926)	(4,462,706)	6,298,499	6,562,016
Own aircraft (3) (4)	10,427,950	10,377,850	(4,619,279)	(4,237,585)	5,808,671	6,140,265
Other (2)	707,475	646,872	(217,647)	(225,121)	489,828	421,751
Machinery	27,090	25,764	(25,479)	(23,501)	1,611	2,263
Information technology equipment	153,355	146,986	(136,746)	(130,150)	16,609	16,836
Fixed installations and accessories	155,351	147,402	(118,279)	(108,661)	37,072	38,741
Motor vehicles	51,504	49,186	(46,343)	(44,423)	5,161	4,763
Leasehold improvements	202,753	248,733	(42,726)	(115,758)	160,027	132,975
Subtotal Properties, plant and equipment	12,283,144	12,281,838	(5,262,010)	(4,946,720)	7,021,134	7,335,118
b) Right of use
Aircraft (3)	4,391,690	5,211,153	(3,064,869)	(3,109,411)	1,326,821	2,101,742
Other assets	246,078	243,014	(182,372)	(190,007)	63,706	53,007
Subtotal Right of use	4,637,768	5,454,167	(3,247,241)	(3,299,418)	1,390,527	2,154,749
Total	16,920,912	17,736,005	(8,509,251)	(8,246,138)	8,411,661	9,489,867

(1)	As of December 31, 2022, includes advances paid to aircraft manufacturers for ThUS$ 357,979 (ThUS$ 368,625 as of December 31, 2021)
(2)	Consider mainly rotables and tools.
(3)	As of December 31, 2021, due to Chapter 11, 13 aircraft lease contract were rejected, of which 4 were recorded as Property, plant and equipment, (4 A350) and 9 were presented as right of use assets, (2 A320 and 7 A350).
(4)	During 2022, six A320 and twenty-eight A319 aircraft were reclassified to Non-current assets or groups of assets for disposal as held for sale.

Movement in the different categories of Property, plant and equipment:

					Information	Fixed			Property,
				Plant and	technology	installations	Motor	Leasehold	Plant and
	Construction		Buildings	equipment	equipment	& accessories	vehicles	improvements	equipment
	in progress	Land	net	net	net	net	net	net	net
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2020	372,589	48,406	74,862	9,374,516	20,776	59,834	477	98,460	10,049,920
Additions	6,535	-	-	485,800	1,295	9	-	-	493,639
Disposals	-	-	-	(1,439)	(112)	(31)	(4)	-	(1,586)
Rejection fleet	-	-	-	(1,081,496)	-	-	-	(82)	(1,081,578)
Retirements	(39)	-	-	(107,912)	(55)	(3,250)	-	-	(111,256)
Depreciation expenses	-	-	(4,819)	(682,102)	(6,186)	(9,037)	(81)	(16,542)	(718,767)
Foreign exchange	(2,601)	(5,428)	(4,836)	(146,219)	(1,543)	(7,195)	4	(2,587)	(170,405)
Other increases (decreases)	1,477	-	-	(142,179)	656	8,869	-	(4,841)	(136,018)
Changes, total	5,372	(5,428)	(9,655)	(1,675,547)	(5,945)	(10,635)	(81)	(24,052)	(1,725,971)
Closing balance as of December 31, 2020	377,961	42,978	65,207	7,698,969	14,831	49,199	396	74,408	8,323,949
Opening balance as of January 1, 2021	377,961	42,978	65,207	7,698,969	14,831	49,199	396	74,408	8,323,949
Additions	84,392	1,550	92	563,023	6,455	6	17	6,543	662,078
Disposals	-	-	-	(169)	(26)	(309)	(17)	-	(521)
Rejection fleet (*)	-	-	-	(469,878)	-	-	-	(46,816)	(516,694)
Retirements	(279)	-	-	(44,684)	(212)	(1,885)	-	(26)	(47,086)
Depreciation expenses	-	-	(4,074)	(620,349)	(4,345)	(8,304)	(61)	(11,649)	(648,782)
Foreign exchange	(1,720)	(1,252)	(833)	(19,199)	(404)	(1,752)	(11)	(13,074)	(38,245)
Other increases (decreases) (**)	13,443	-	59	(538,996)	537	1,786	1	123,589	(399,581)
Changes, total	95,836	298	(4,756)	(1,130,252)	2,005	(10,458)	(71)	58,567	(988,831)
Closing balance as of December 31, 2021	473,797	43,276	60,451	6,568,717	16,836	38,741	325	132,975	7,335,118
Opening balance as of January 1, 2022	473,797	43,276	60,451	6,568,717	16,836	38,741	325	132,975	7,335,118
Additions	16,332	-	-	843,808	6,426	113	258	27,160	894,097
Disposals	-	-	-	(4,140)	-	(264)	(3)	-	(4,407)
Withdrawals	(75)	-	(2)	(42,055)	(24)	(836)	-	(313)	(43,305)
Retirements	-	-	(3,285)	(669,059)	(5,662)	(7,914)	(55)	(13,071)	(699,046)
Depreciation expenses	(1,282)	1,073	918	11,527	(84)	2,365	(28)	7,593	22,082
Foreing exchange	(99,962)	-	10,914	(403,950)	(883)	4,867	(74)	5,683	(483,405)
Other increases (decreases)	-	-	-	-	-	-	-	-	-
Changes, total	(84,987)	1,073	8,545	(263,869)	(227)	(1,669)	98	27,052	(313,984)
Closing balance as of December 31, 2022	388,810	44,349	68,996	6,304,848	16,609	37,072	423	160,027	7,021,134

(*)	Include aircraft lease rejection due to Chapter 11.
(**)	As of December 31, 2022, six A320 ThUS$ (29,328) and twenty-eight A319 ThUS$ (373,410) aircraft were reclassified to Non-current assets or groups of assets for disposal as held for sale. As of December 31, 2021, it includes the lease contract amendment of two B787 aircraft ThUS$ (397,569) and six A320N aircraft ThUS$ (284,952) (see note 13).

(a) Right of use assets:

			Net right
			of use
	Aircraft	Others	assets
	ThUS $	ThUS $	ThUS $
Opening balances as of January 1, 2020	2,768,540	101,158	2,869,698
Additions	-	399	399
Fleet rejection (*)	(9,090)	-	(9,090)
Depreciation expense	(395,936)	(22,492)	(418,428)
Cumulative translate adjustment	(6,578)	(11,173)	(17,751)
Other increases (decreases)	(18,894)	385	(18,509)
Total changes	(430,498)	(32,881)	(463,379)
Final balances as of December 31, 2020	2,338,042	68,277	2,406,319
Opening balances as of January 1, 2021	2,338,042	68,277	2,406,319
Additions	537,995	1,406	539,401
Fleet rejection (*)	(573,047)	(4,577)	(577,624)
Depreciation expense	(317,616)	(16,597)	(334,213)
Cumulative translate adjustment	(574)	(1,933)	(2,507)
Other increases (decreases) (**)	116,942	6,431	123,373
Total changes	(236,300)	(15,270)	(251,570)
Final balances as of December 31, 2021	2,101,742	53,007	2,154,749
Opening balances as of January 1, 2022	2,101,742	53,007	2,154,749
Additions	372,571	13,087	385,658
Depreciation expense	(249,802)	(16,368)	(266,170)
Cumulative translate adjustment	919	1,392	2,311
Other increases (decreases) (***)	(898,609)	12,588	(886,021)
Total changes	(774,921)	10,699	(764,222)
Final balances as of December 31, 2022	1,326,821	63,706	1,390,527

(*)	Include aircraft lease rejection due to Chapter 11.
(**)	Includes the renegotiations of 92 aircraft (1 A319, 37 A320, 12 A320N, 19 A321, 1 B767, 6 B777 and 16 B787).

(***)	Include the renegotiations of 115 aircraft (1 A319, 39 A320, 14 A320N, 30 A321, 1 B767, 6 B777 and 24 B787).

		Aircraft included in Property, plant and equipment				Aircraft included as Rights of use assets			Total fleet
		As of		As of		As of		As of	As of		As of
		December 31,		December 31,		December 31,		December 31,	December 31,		December 31,
Aircraft	Model	2022		2021		2022		2021	2022		2021
Boeing 767	300ER	15		16		-		-	15		16
Boeing 767	300F	13		12	(1)	1		1	14		13	(1)
Boeing 777	300ER	4		4		6		6	10		10
Boeing 787	800	4		4		6		6	10		10
Boeing 787	900	2		2		19		15	21		17
Airbus A319	100	12	(3)	37		1		7	13		44
Airbus A320	200	88		94		40	(2)	39	128	(2)	133
Airbus A320	NEO	1		-		15		12	16		12
Airbus A321	200	19		18		30		31	49		49
Total		158		187		118		117	276		304

(1)	An aircraft leased to Aerotransportes Mas de Carga S.A. de C.V, was returned to LATAM Airlines Group S.A. in 2022.
(2)	An aircraft with a short-term operating lease is not considered value for right of use.
(3)	Twenty-eight A319 aircraft were classified under non-current assets or groups of assets for disposal as held for sale, (see Note 13)

(d) Method used for the depreciation of Property, plant and equipment:

		Useful life (years)
	Method	minimum	maximum
Buildings	Straight line without residual value	20	50
Plant and equipment	Straight line with residual value of 20% in the short-haul fleet and 36% in the long-haul fleet. (*)	5	30
Information technology equipment	Straight line without residual value	5	10
Fixed installations and accessories	Straight line without residual value	10	10
Motor vehicle	Straight line without residual value	10	10
Leasehold improvements	Straight line without residual value	5	8
Assets for rights of use	Straight line without residual value	1	25

(*)	Except in the case of the Boeing 767 300ER, Airbus 320 Family and Boeing 767 300F fleets that consider a lower residual value, due to the extension of their useful life to 22, 25 and 30 years respectively. Additionally, certain technical components are depreciated based on cycles and hours flown.

(e) Additional information regarding Property, plant and equipment:

(i) Property, plant and equipment pledged as guarantee:

Description of Property, plant and equipment pledged as guarantee:

				As of		As of
				Deceember 31,		December 31,
				2022		2021
Guarantee agent (1)	Creditor company	Committed Assets	Fleet	Existing Debt	Book Value	Existing Debt	Book Value
				ThUS$	ThUS$	ThUS$	ThUS$
Wilmington	MUFG	Aircraft and engines	Airbus A319	4,554	13,205	58,611	259,036
Trust Company			Airbus A320	33,154	203,788	51,543	227,604
			Boeing 767	35,043	164,448	46,779	168,315
			Boeing 777	141,605	144,065	144,358	141,620

Credit Agricole	Credit Agricole	Aircraft and engines	Airbus A319	3,518	5,311	1,073	6,419
			Airbus A320	195,864	161,397	139,192	117,130
			Airbus A321 / A350	6,192	4,827	30,733	27,427
			Boeing 767	9,121	23,323	10,404	30,958
			Boeing 787	60,305	34,077	91,797	38,551

Bank Of Utah	BNP Paribas	Aircraft and engines	Boeing 787	184,199	221,311	198,475	233,501

Citibank N.A.	Citibank N.A.	Aircraft and engines	Airbus A319	-	-	27,936	45,849
			Airbus A320	-	-	128,030	181,224
			Airbus A321	-	-	41,599	75,092
			Airbus A350	-	-	15,960	26,507
			Airbus B767	-	-	90,846	181,246
			Airbus B787	-	-	23,156	17,036
			Rotables	-	-	162,477	134,846

UMB Bank	MUFG	Aircraft and engines	Airbus A320	-	-	166,712	258,875

Total direct guarantee				673,555	975,752	1,429,681	2,171,236

(1)	For the syndicated loans, the Guarantee Agent represents different creditors.

The amounts of the current debt are presented at their nominal value. The net book value corresponds to the assets granted as collateral.

Additionally, there are indirect guarantees associated with assets booked within Property, Plant and Equipment whose total debt as of December 31, 2022, amounts to ThUS$ 1,037,122 (ThUS$ 1,200,382 as of December 31, 2021). The book value of the assets with indirect guarantees as of December 31, 2022, amounts to ThUS$ 2,306,233 (ThUS$ 2,884,563 as of December 31, 2021).

As of December 31, 2021, given Chapter 11, four aircraft included within Property, plant and equipment were rejected, of which four had direct guarantees and one indirect guarantee.

As of December 31, 2022, the Company keeps valid letters of credit related to right of use assets according to the following detail:

Creditor Guarantee	Debtor	Type	Value ThUS$	Release date
GE Capital Aviation Services Ltd.	LATAM Airlines Group S.A.	Three letters of credit	12,198	Dec 6, 2023
Merlin Aviation Leasing (Ireland) 18 Limited RB Comercial Properties 49	Tam Linhas Aéreas S.A.	Two letters of credit	3,852	Mar 15, 2023
Empreendimentos Imobiliarios LTDA	Tam Linhas Aéreas S.A.	One letter of credit	27,091	Apr 20, 2023
			43,141

(ii) Commitments and others

Fully depreciated assets and commitments for future purchases are as follows:

	As of December 31, 2022	As of December 31, 2021
	ThUS$	ThUS$
Gross book value of fully depreciated property, plant and equipment still in use	266,896	223,608
Commitments for the acquisition of aircraft (*)	13,186,000	10,800,000

(*)	According to the manufacturer’s price list.

Purchase commitment of aircraft

	Year of delivery
Manufacturer	2023	2024	2025	2026-2029	Total
Airbus S.A.S.	8	8	11	56	83
A320-NEO Family	8	8	11	56	83
The Boeing Company	2	-	-	-	2
Boeing 787-9	2	-	-	-	2
Total	10	8	11	56	85

As of December 31, 2022, as a result of the different aircraft purchase contracts signed with Airbus S.A.S., 83 Airbus aircraft of the A320 family remain to be received with deliveries between 2023 and 2029. The approximate amount, according to manufacturer list prices, is ThUS$12,586,000.

As of December 31, 2022, as a result of the different aircraft purchase contracts signed with The Boeing Company, 2 Boeing 787 Dreamliner aircraft remain to be received with delivery dates during 2023. The approximate amount, according to list prices from the manufacturer, is ThUS$ 600,000.

As of December 31, 2022, as a result of the different aircraft operating lease contracts signed with AerCap Holdings N.V., 8 Airbus aircraft of the A320 Neo family remain to be received with deliveries between 2023 and 2024.

As of December 31, 2022, as a result of the different aircraft operating lease contracts signed with Air Lease Corporation, 2 Airbus aircraft of the A320 Neo family remain to be received with deliveries between 2023 and 2024.

As of December 31, 2022, as a result of the different aircraft operating lease contracts signed with Avolon Aerospace Leasing Limited, 3 Airbus aircraft of the A320 Neo family remain to be received with deliveries between 2023 and 2024.

As of December 31, 2022, as a result of the different aircraft operating lease contracts signed with CDB Aviation, 1 Airbus aircraft of the A320 Neo family with a delivery date of 2023 remains to be received.

As of December 31, 2022, as a result of the different aircraft operating lease contracts signed with Air Lease Corporation, 5 Airbus A321XLR family aircraft remain to be received with deliveries between 2025 and 2026.

As of December 31, 2022, as a result of the different aircraft operating lease contracts signed with ORIX Aviation Systems Ltd., 4 Boeing 787 Dreamliner aircraft with a delivery date of 2023 remain to be received.

(iii) Capitalized interest costs with respect to Property, plant and equipment.

		For the period ended December 31,
		2022	2021	2020
Average rate of capitalization of capitalized interest costs	%	7.12	5.06	3.52
Costs of capitalized interest	ThUS$	10,575	7,345	11,627

(f) Assumption, Amendment & Rejection of Executory Contracts & Leases

On June 28, 2020, the Bankruptcy Court authorized the Debtors to establish procedures for the rejection of certain executory contracts and unexpired leases and on September 24, 2020, the Bankruptcy Court authorized the Debtors to establish procedures for the rejection of certain unexpired aircraft lease agreements, aircraft engine agreements and the abandonment of certain related assets. In accordance with these rejection procedures, the Bankruptcy Code and the Bankruptcy Rules the Debtors have or will reject certain contracts and leases (see notes 18 and 26). Relatedly, the Bankruptcy Court approved the Debtors’ request to extend the date by which the Debtors may assume or reject unexpired non-residential, real property leases until December 22, 2020. Pursuant to the Disclosure Statement Order, the Debtors have until the Effective Date of the Plan (as defined in the Plan) to assume or reject executory contracts and unexpired leases.

Further, the Debtors have filed motions to reject certain aircraft and engine leases and related agreements:

Bankruptcy Court approval date:	Asset rejected:

January 29, 2021	(i) 2 Airbus A320-family aircraft

April 23, 2021	(i) 1 Airbus A350-941 aircraft

May 14, 2021	(i) 6 Airbus A350 aircraft

June 17, 2021	(i) 1 Airbus A350-941 aircraft

June 24, 2021	(i) 3 Airbus A350-941 aircraft

November 3, 2021	(i) 1 Rolls-Royce Trent XWB-84K engine; (ii) 1 Rolls-Royce International Aero Engine AG V2527M-A5;

January 5, 2022	(i) General Terms Agreement between Rolls-Royce PLC and Rolls-Royce Totalcare Services Limited and TAM Linhas Aereas S.A.;

March 22, 2022	(i) 1 International Aero Engines AG V2527-A5 engine; and

May 18, 2022	(i) Framework Deed Relating to the purchase and leaseback of ten used Airbus A330-200 aircraft, nine new Airbus A350-900 aircraft, four new Boeing 787-9 aircraft and two new Boeing 787-8 aircraft.

As of December 31, 2021, and as a result of these contract rejections, performance obligations with the lenders and lessors were extinguished and the Company lost control over the related assets resulting in the derecognition of the assets and the liabilities associated with these aircraft. See Note 18 and 26.

Contracts rejected during 2022 in the previous table do not result in changes in the asset or liabilities structure of the Company, since these were general terms of agreement for purchases, engine maintenance contracts and short term leases which according to the accounting policies (see Note 2) should not be registered as right of use assets.

The Debtors also have filed motions to enter into certain new aircraft lease agreements, including:

Bankruptcy Court Approval Date:	Counterparty / Aircraft

March 8, 2021	Vermillion Aviation (nine) Limited, Aircraft MSNs 4860 and 4827

April 12, 2021	Wilmington Trust Company, Solely in its Capacity as Trustee, Aircraft MSNs 6698, 6780, 6797, 6798, 6894, 6895, 6899, 6949, 7005, 7036, 7081

May 30, 2021	UMB Bank N.A., Solely in its Capacity as Trustee, Aircraft MSNs 38459, 38478, 38479, 38461

August 31, 2021	(i) Avolon Aerospace Leasing Limited or its Affiliates, Aircraft MSNs 38891, 38893, 38895

(ii) Sky Aero Management Ltd. Ten Airbus A320neo

February 23, 2022	Vmo Aircraft Leasing, Two Boeing 787-9

March 17, 2022	Avolon Aerospace Leasing Limited, Two Airbus A321neo

March 17, 2022	Air Lease Corporation, Three Airbus A321NX

March 17, 2022	AerCap Ireland, Two Airbus A321-200NEO

March 18, 2022	CDB Aviation Lease Finance DAC, Two Airbus A321NX

April 14, 2022	Macquarie Aircraft Leasing Services (Ireland) Ltd., One Airbus A320-233

June 29, 2022	UK Export Finance, Four Boeing 787-9

August 12, 2022	Air Lease Corporation, Three Airbus A321XLR

September 8, 2022	Air Lease Corporation, Two Airbus A321XLR

In addition, the Debtors also have filed motions to enter into certain aircraft lease amendment agreements which have the effect of, among other things, reducing the Debtors’ rental payment obligations and extension on the lease term. Certain amendments also involved updates to related financing arrangements. These amendments include:

Bankruptcy Court Approval Date:	Amended Lease Agreement/Counterparty

April 14, 2021	(1) Bank of Utah

(2) AWAS 5234 Trust

(3) Sapucaia Leasing Limited, PK Airfinance US, LLC and PK Air 1 LP

April 15, 2021	Aviator IV 3058, Limited

April 27, 2021	Bank of America Leasing Ireland Co.,

May 4, 2021	(1) NBB Grosbeak Co., Ltd, NBB Cuckoo Co., Ltd., NBB-6658 Lease Partnership, NBB-6670 Lease Partnership and NBB Redstart Co. Ltd.

(2) Sky High XXIV Leasing Company Limited and Sky High XXV Leasing Company Limited

(3) SMBC Aviation Capital Limited

May 5, 2021	(1) JSA International US Holdings LLC and Wells Fargo Trust Company N.A.

(2) Orix Aviation Systems Limited

May 27, 2021	(1) Shenton Aircraft Leasing 3 (Ireland) Limited.

(2) Chishima Real Estate Company, Limited and PAAL Aquila Company Limited

May 28, 2021	MAF Aviation 1 Designated Activity Company

May 30, 2021	(1) IC Airlease One Limited

(2) UMB Bank, National Association, Macquarie Aerospace Finance 5125-2 Trust and Macquarie Aerospace Finance 5178 Limited

(3) Wilmington Trust SP Services (Dublin) Limited

(4) Aercap Holdings N.V.

(5) Banc of America Leasing Ireland Co.

(6) Castlelake L.P.

July 1, 2021	EX-IM Fleet

July 8, 2021	Greylag Goose Leasing 38887 Designated Activity Company

July 15, 2021	(1) ECAF I 40589 DAC

(2) Wells Fargo Company, National Associates, as Owner Trustee

(3) Orix Aviation Systems Limited

(4) Wells Fargo Trust Company, N.A.

July 20, 2021	(1) Avolon AOE 62 Limited

(2) Avolon Aerospace (Ireland) AOE 99 Limited, Avolon Aerospace (Ireland) AOE 100 Limited, Avolon Aerospace (Ireland) AOE 101 Limited, Avolon Aerospace (Ireland) AOE 102 Limited, Avolon Aerospace (Ireland) AOE 103 Limited, Avolon Aerospace AOE 130 Limited, Avolon Aerospace AOE 134 Limited

July 27, 2021	(1) Merlin Aviation Leasing (Ireland) 18 Limited

(2) JSA International U.S. Holdings, LLC

August 30, 2021	(1) Yamasa Sangyo Aircraft LA1 Kumiai and Yamasa Sangyo Aircraft LA2 Kumiai

(2) Dia Patagonia Ltd. and DIa Iguazu Ltd.

Condor Leasing Co., Ltd., FC Initial Leasing Ltd., Alma Leasing Co., Ltd., and FI Timothy Leasing Ltd.

(3) Platero Fleet

(4) SL Alcyone Ltd.

(5) NBB Crow Co., Ltd.

(6) NBB Sao Paulo Lease Co., Ltd., NBB Rio Janeiro Lease Co., Ltd. And NBB Brasilia Lease LLC

(7) Gallo Finance Limited

(8) Orix Aviation Systems Limited

The lease amendment agreements were accounted for as lease modifications (see Note 18).

In relation to several of these lease amendment agreements, the Debtors entered into claims settlement stipulations for prepetition amounts due upon assumption of those agreements.